REVERSE RECAPITALIZATION - Schedule of Common Stock Exchange Ratios (Details) - Legacy Nuburu [Member]	Jan. 31, 2023
Common Stock [Member]
Business Acquisition [Line Items]
Exchange Ratio	0.013
Common Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Exchange Ratio	0.515
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Exchange Ratio	0.014
Series A Preferred Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Exchange Ratio	0.566
Series A-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Exchange Ratio	0.015
Series A-1 Preferred Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Exchange Ratio	0.599
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Exchange Ratio	0.021
Series B Preferred Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Exchange Ratio	0.831
Series B-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Exchange Ratio	0.013
Series B-1 Preferred Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Exchange Ratio	0.515
Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Exchange Ratio	0.029
Series C Preferred Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Exchange Ratio	1.146